Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended
	Dec. 31, 2014 subsidiary	Sep. 30, 2015
Accounting Policies [Line Items]
Days fewer than items considered cash	90 days
Financing Receivable Period of Non Payment for Loans to be Placed on Nonaccrual Status	90 days
Nature of Operations
Ownership interest in Oneida Savings Bank held by the entity (as a percent)	100.00%
Ownership interest in the entity held by public stockholders (as a percent)	100.00%
Number of banking subsidiaries owned by bank	2
Number of insurance and financial services subsidiaries owned by bank	1
New York
Nature of Operations
Number of central New York offices of Bailey & Haskell Associates, Inc.	6
South Carolina
Nature of Operations
Number of central New York offices of Bailey & Haskell Associates, Inc.	1
2015mergeragreement [Member]
Nature of Operations
approximate payment amount upon completion of merger		$ 142